REVENUE - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Revenue performance obligations to be satisfied	$ 322,150	$ 1,678,791